PROPERTY PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
Depreciation expense	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.5	$ 0.2
Impairment of property plant and equipment	$ 0.2		$ 0.2		$ 0.1	$ 0.0